STOCKHOLDERS' EQUITY (Details) (USD $)	12 Months Ended		28 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended																			0 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended				1 Months Ended		2 Months Ended				1 Months Ended							0 Months Ended	1 Months Ended				3 Months Ended	2 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013 Minimum	Aug. 31, 2013 Exchange Of Related Party Debt Transaction Barry Honig, Board Member	Dec. 31, 2012 Senior secured convertible promissory note	Oct. 31, 2011 Senior secured convertible promissory note	Dec. 31, 2012 Senior secured convertible promissory note Maximum	Dec. 31, 2012 Senior secured convertible promissory note Minimum	Feb. 23, 2012 Warrant to purchase common stock	Feb. 23, 2012 Warrant to purchase common stock Platinum	Feb. 23, 2012 Warrant to purchase common stock Lakewood	Jun. 30, 2014 Preferred Stock	Dec. 31, 2013 Preferred Stock	Jun. 30, 2014 Convertible Series A Preferred Stock	Dec. 31, 2013 Convertible Series A Preferred Stock	Dec. 31, 2012 Convertible Series A Preferred Stock	Dec. 31, 2011 Convertible Series A Preferred Stock	Jun. 30, 2014 Convertible Series B Preferred Stock	Dec. 31, 2013 Convertible Series B Preferred Stock	Dec. 31, 2012 Convertible Series B Preferred Stock	Dec. 31, 2011 Convertible Series B Preferred Stock	Jun. 30, 2014 Convertible Series C Preferred Stock	Dec. 31, 2013 Convertible Series C Preferred Stock	Dec. 31, 2012 Convertible Series C Preferred Stock	Sep. 29, 2011 Convertible Series C Preferred Stock	Mar. 30, 2012 Convertible Series D Preferred Stock	Feb. 23, 2012 Convertible Series D Preferred Stock item	Feb. 21, 2012 Convertible Series D Preferred Stock	Jun. 30, 2012 Convertible Series D Preferred Stock	Jun. 30, 2014 Convertible Series D Preferred Stock	Dec. 31, 2012 Convertible Series D Preferred Stock	Dec. 31, 2013 Convertible Series D Preferred Stock	Apr. 11, 2012 Convertible Series D Preferred Stock	Dec. 31, 2012 Convertible Series D Preferred Stock Notes conversion	Feb. 23, 2012 Convertible Series D Preferred Stock Platinum Senior secured convertible promissory note	Feb. 23, 2012 Convertible Series D Preferred Stock Lakewood Senior secured convertible promissory note	Feb. 23, 2012 Convertible Series D Preferred Stock Warrant to purchase common stock	Aug. 05, 2013 Convertible Series E Preferred Stock	Apr. 30, 2014 Convertible Series E Preferred Stock	Aug. 31, 2013 Convertible Series E Preferred Stock	Mar. 31, 2014 Convertible Series E Preferred Stock	Jun. 30, 2014 Convertible Series E Preferred Stock	Dec. 31, 2013 Convertible Series E Preferred Stock	Dec. 31, 2012 Convertible Series E Preferred Stock	Aug. 31, 2013 Convertible Series E Preferred Stock Private placement agent	Aug. 31, 2013 Convertible Series E Preferred Stock Exchange Of Related Party Debt Transaction Barry Honig, Board Member	Aug. 31, 2013 Convertible Series E Preferred Stock Warrant to purchase common stock	Aug. 31, 2013 Convertible Series E Preferred Stock Warrant to purchase common stock Maximum	Aug. 31, 2013 Convertible Series E Preferred Stock Warrant to purchase common stock Minimum	Aug. 31, 2013 Convertible Series E Preferred Stock Warrant to purchase common stock Private placement agent	Aug. 31, 2013 Convertible Series E Preferred Stock Warrant to purchase common stock Senior secured convertible promissory note Exchange Of Related Party Debt Transaction	Jun. 19, 2012 Common stock	Jun. 30, 2012 Common stock	Apr. 30, 2012 Common stock	Mar. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2011 Common stock	Feb. 29, 2012 Common stock Warrant to purchase common stock
Statement
Stock authorized, shares	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000									50,000,000	50,000,000	2,250,000	2,250,000	2,250,000		8,000,000	8,000,000	8,000,000		3,284,396	3,284,396	3,284,396				1,000,000		7,500,000	7,500,000	7,500,000	7,500,000					15,151				15,151	15,151	15,151
Par value of preferred stock authorized (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001										$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001										$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Issued (in shares)																0	0	0	7,500,000	0	0	0	7,500,000	0	0	0						0	0	0										9,606	11,185	0
Preferred stock, Outstanding (in shares)																0	0	0		0	0	0		0	0	0						0	0	0										9,606	11,185	0
Dividend rate of Preferred stock																														9.00%		9.00%
Conversion price per share of common stock (in dollars per share)																												$ 0.35		$ 0.40	$ 0.32									$ 0.33	$ 0.33		$ 0.33
Preferential cash payment in event of liquidation, dissolution or winding up																														$ 1.00
Percentage of assets to be sold or transferred under business combination as a part of redemption terms																														50.00%
Percentage of outstanding shares of stock to be tendered under business combination as a part of redemption terms																														50.00%
Preferred stock redemption amount as percentage of purchase price																														110.00%										110.00%
Sale price per share of common stock (in dollars per share)								$ 0.40
Number of subscribers that entered stock purchase agreement																													2
Stock issued (in shares)																													1,000,000													10,533												12,500,000		4,385,716
Warrants issued to acquire shares of Common Stock (in shares)																																							8,750,000										13,435,590											1,118,750
Net proceeds from private placement	$ 10,227,079	$ 1,000,000	$ 14,511,475																										$ 1,000,000													$ 10,200,000
Proceeds from sale of preferred stock used for debt repayment																																					800,000	200,000
Initial estimated fair values allocated to the ECF																											3,284,396		226,629													2,188,792
Fair value allocated to the warrants																																							773,371										1,912,867
Assumptions used to calculate fair value of the warrant
Risk free interest rate (annual) (as a percent)									0.33%	0.27%																													0.88%											0.82%	0.61%
Expected volatility (as a percent)									110.00%	103.00%																													110.00%										86.00%
Expected life									2 years 2 months 1 day	2 years																													5 years										3 years
Assumed dividends (as a percent)							0.00%																																0.00%										0.00%
Loss from extinguishment of debts		4,769,776	4,769,776																																	2,436,888
Preferred deemed dividend recorded	4,101,659	2,702,777	10,088,832																									79,278					537,499
Number of share of preferred stock converted in common shares																												400,000			6,086,968										50		1,529
Aggregate number of common shares issued upon conversion																																									150,000		4,587,000												19,021,775		1,153,143	750,000	7,500,000
Issuance of common stock as consideration for the conversion of preferred stock (in shares)																																																							3,000,000
Grant date fair market value of common stock issued as consideration for the conversion of preferred stock																																																						$ 0.32	$ 0.36	$ 0.35
Issuance of common stock as consideration for the conversion of preferred stock																																																							1,086,000
Preferred stock dividends		21,150																															21,150
Accrued dividends																																	17,550	0
Number of common shares issued upon conversion																																								3,000	3,000		3,000
Amount that preferred stockholder is entitled to receive as percentage of purchase price upon liquidation, dissolution or winding up of the entity																																								110.00%
Cash payment that preferred stockholders are entitled to receive as percentage of purchase price upon a change of control																																								10.00%
Number of shares of common stock to be acquired												4,144,320	1,036,080																																				12,639,600			13,590	782,400
Term of warrants																																																	3 years											2 years
Percentage of the number of share of common stock issuable upon conversion used to calculate warrant rights																																																	40.00%											50.00%
Exercise price (in dollars per share)											$ 0.40																																						$ 0.40											$ 0.60
Purchase price of each share of Series E Preferred Stock with associated warrant (in dollars per share)																																										$ 990
Legal fees paid in cash																																															124,000
Commissions paid in cash																																															76,000
Amount owed by the Company under a Credit Facility Agreement to related party						$ 645,480
Number of shares issued in exchange for outstanding principal and accrued interest to related party																																																652